[ING STATIONERY]

Edgar

April 15, 2010

Ellen J. Sazzman
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549-4644

Re:	Post-Effective Amendment No. 38 to Registration Statement on Form N-4
File Nos. 333-85618; 811-07935

Dear Ms. Sazzman:

This filing is on behalf of ReliaStar Life Insurance Company of New York and its Separate Account NY-
B as registrant. We are making this filing, Post-effective Amendment No. 38 to the Registration
Statement on Form N-4, to reflect changes in response to your oral comments of April 1, 2010 regarding
Post-Effective Amendment No. 37, as filed on February 19, 2010 (Accession No.0000836687-10-
000068).

This letter responds to each comment directly. Below, each comment is set forth followed by our response. The changes are marked and highlighted in the attached excerpt.

1.	Please confirm the correct contract name for this product is on the front cover of the prospectus and that it does not differ from the class (contract) identifier in the EDGAR filing.

Response: The name of the product is Empire Traditions as stated on the front cover of the prospectus and the class (contract) identifier.

2.	Please confirm whether there are any types of guarantees or support agreements with third parties to support any of the Company’s obligations described in the prospectus or whether the Company will be solely responsible for paying such obligations.

Response: There are no guarantees or support agreements with third parties to support any of the
Company’s obligations described in the prospectus. The Company is solely responsible for paying such obligations.

3.	Please confirm that you are not relying on Rule 12h-7 for exemption from reporting under the Securities Exchange Act of 1934.

Response: The Company is not relying on Rule 12h-7 for exemption from reporting under the
Securities Exchange Act of 1934.

Ellen J. Sazzman April 15, 2010 Page 2 of 3

4.	Please show us, where in the disclosure it states that unlike the separate account, the general account is not segregated or insulated from the claims of the insurance company's creditors.
Investors are looking to the financial strength of the insurance company for the benefits under the contract including for example, guarantees under the death benefit.

Response: We have added the following disclosure under the heading “ReliaStar of NY Separate
Account NY-B”:

“Unlike Separate Account NY-B, the general account is not segregated or insulated from the claims of the Company’s creditors.”

5.	Disclose in an obvious place that excess or non-compliant withdrawals may under certain conditions result in a reduction or premature termination of the living benefit rider benefits.

Response: Under the heading “Withdrawals,” our disclosure states “Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional rider is in effect.”

6.	Confirm that the statement in the fee tables that there are no fee waivers or reimbursement arrangements. Also, confirm that the Example reflects the most expensive charges under the Contract.

Response: As stated in the fee tables, no fee waivers or reimbursement arrangements are reflected. The Example reflects the most expensive charges under the Contract.

7.	Confirm there are no changes of substance to the Statement of Additional Information.

Response: There are no substantive changes to the Statement of Additional Information.

This filing also updates company and separate account information and has nonmaterial changes for April
30, 2010, which are marked and meant to clarify and improve the prospectus disclosure. This filing also includes a supplement to notify owners of upcoming reorganizations of two investment options under the contract. As counsel for the registrant, I represent that this filing does not contain any disclosure changes that would render it ineligible for filing pursuant to rule 485(b).

The registrant hereby acknowledges that:

·	The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
·	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the
Staff do not foreclose the Commission from taking any action with respect to the filing; and
·	The registrant may not assert Staff comments as a defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

Ellen J. Sazzman April 15, 2010 Page 3 of 3

Please call me with your questions or comments.

Sincerely,

Please let me know if you require anything more or different. I can be reached at (610) 425-3404 or scott.kreighbaum@us.ing.com.

Sincerely,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Senior Counsel ReliaStar Life Insurance Company of New York 1475 Dunwoody Drive West Chester, PA 19380 Tel: (610) 425-3404 Fax: (610) 425-3520